Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of group's revenues, net of value-added tax, disaggregated by revenue source

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management and technical support	53,341	23,164	5,196	712
Medical solution	179,135	178,442	99,158	13,585
Medical service	131,936	218,595	188,101	25,769
Medicine income	85,707	100,464	82,145	11,254
ASC 606 revenue	450,119	520,665	374,600	51,320
ASC 842 revenue:
Operating lease income*	18,226	13,371	6,719	920
Sales-type lease income*	3,326	3,366	2,637	362
Direct financing lease income*	414	—	—	—
ASC 842 revenue	21,966	16,737	9,356	1,282
Total revenue	472,085	537,402	383,956	52,602

*     Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.